Net Income (Expense) from Financial Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Net Income (Expense) from Financial Operations in the Consolidated Statements of Income

Net income (expense) from financial operations in the Consolidated Statements of Income for the year is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Trading instruments (securities)	17,287	2,527	43,323
Financial derivative contracts (trading)	77,040	152,732	(63,992)
Sale of loans and accounts receivable from customers (*)	14,588	1,602	15,121
Net gain on sale of financial instruments at fair value through other comprehensive income	35,489	13,765	—
Net gain on sale of available for sale investments	—	—	13,641
Others	(770)	2,129	175
Totals	143,634	172,755	8,268

(*)    See details Note 10, letter d.